DAVIS VARIABLE ACCOUNT FUND, INC.
CERTIFICATION PURSUANT TO RULE 497(j)
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Re:          Davis Variable Account Fund, Inc. (File Nos. 333-76407, 811-09293)
Davis Equity Portfolio (S000003451; C000009557)
Davis Financial Portfolio (S000003452; C000009558)
Davis Real Estate Portfolio (S000003453; C000009559)
Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed by Registrant pursuant to Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, filed on April 25, 2025, and that the text of the most recent amendment to the registration statement has been filed electronically.
Dated: April 30, 2025
Davis Variable Account Fund, Inc.
By: /s/ Lisa J. Cohen
Lisa J. Cohen, Secretary